Shareholder Report, Line Graph (Details) DFBS_Global Allocation 25-75 Portfolio_Institutional_TSR Annual {Institutional} - USD ($)											12 Months Ended
	Oct. 31, 2024	Oct. 31, 2023	Oct. 31, 2022	Oct. 31, 2021	Oct. 31, 2020	Oct. 31, 2019	Oct. 31, 2018	Oct. 31, 2017	Oct. 31, 2016	Oct. 31, 2015	Oct. 31, 2025
Institutional
Account Value [Line Items]
Line Graph and Table Measure Name											Global Allocation 25/75 Portfolio – Institutional
Accumulated Value	$ 14,470	$ 12,869	$ 12,248	$ 13,418	$ 12,197	$ 11,722	$ 10,984	$ 10,957	$ 10,304	$ 10,000	$ 15,682
Bloomberg Global Aggregate Bond Index (hedged to USD) [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Bloomberg Global Aggregate Bond Index (hedged to USD)
Accumulated Value	12,001	10,919	10,734	12,215	12,317	11,806	10,668	10,646	10,517	10,000	$ 12,637
Global 25/75 Fund Custom Benchmark [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Global 25/75 Fund Custom Benchmark
Accumulated Value	14,076	12,568	11,968	12,934	11,920	11,536	10,864	10,787	10,159	10,000	$ 15,344
ICE BofA 1-3 Year Global Government Index (hedged to USD) [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											ICE BofA 1-3 Year Global Government Index (hedged to USD)
Accumulated Value	11,637	11,000	10,643	10,977	10,992	10,743	10,328	10,209	10,117	10,000	$ 12,204
S&P Global BMI Index (net div.) [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											S&P Global BMI Index (net div.)
Accumulated Value	$ 23,045	$ 17,435	$ 15,947	$ 20,105	$ 14,576	$ 13,994	$ 12,499	$ 12,645	$ 10,236	$ 10,000	$ 28,097